INVESTMENTS - Balance of investments, by maturity groupings (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Financial assets at fair value through profit or loss [abstract]
Financial assets			S/ 164,228,539
At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	S/ 3,845,791	S/ 3,507,576
At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	25,949,612
Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	3,399,133
Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		24,981,013
Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		4,069,015
Overdue 90 days [Member] | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	237,624	318,648
Overdue 90 days [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	2,420,464
Overdue 90 days [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	9,969
Overdue 90 days [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		4,280,152
Overdue 90 days [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		372,525
From 3 months to 1 year [Member] | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	269,199	197,829
From 3 months to 1 year [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	6,694,486
From 3 months to 1 year [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	908,271
From 3 months to 1 year [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		5,842,026
From 3 months to 1 year [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		208,812
From 1 to 3 years [Member] | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	472,215	485,333
From 1 to 3 years [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	2,155,053
From 1 to 3 years [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	42,440
From 1 to 3 years [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		2,145,494
From 1 to 3 years [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		1,094,660
From 3 to 5 years [Member] | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	289,393	152,083
From 3 to 5 years [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	2,961,767
From 3 to 5 years [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	690,289
From 3 to 5 years [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		1,722,051
From 3 to 5 years [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		273,343
More than 5 years [Member] | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,029,883	871,020
More than 5 years [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	11,138,643
More than 5 years [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,748,164
More than 5 years [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		10,341,820
More than 5 years [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		2,119,675
Without maturity [Member] | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,547,477	1,482,663
Without maturity [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	579,199
Without maturity [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	S/ 0
Without maturity [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		649,470
Without maturity [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets		S/ 0